Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, are analyzed as follows:

			December 31,
	Note		2017	2018
			RMB	RMB
Third parties			23,762	23,308
China Telecom Group	(i	)	1,502	1,327
China Tower (See definition in Note 13)			5	10
Other telecommunications operators in the PRC			669	510

			25,938	25,155
Less: Allowance for credit losses			(3,842)	(4,680)

			22,096	20,475

Note:

(i)	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.

As of December 31, 2018 and January 1, 2018, the gross carrying amounts of accounts receivable from contracts with customers amounted to RMB25,155 and RMB25,342, respectively.

Aging analysis of accounts receivable from telephone and Internet subscribers based on the billing dates is as follows:

	December 31,
	2017	2018
	RMB	RMB
Current, within 1 month	9,323	8,376
1 to 3 months	2,607	2,117
4 to 12 months	1,780	1,932
More than 12 months	878	943

	14,588	13,368
Less: Allowance for credit losses	(2,603)	(2,898)

	11,985	10,470

Aging analysis of accounts receivable from other telecommunications operators and enterprise customers based on dates of rendering of services is as follows:

	31 December
	2017	2018
	RMB	RMB
Current, within 1 month	4,421	3,318
1 to 3 months	1,973	2,300
4 to 12 months	2,644	3,994
More than 12 months	2,312	2,175

	11,350	11,787
Less: Allowance for credit losses	(1,239)	(1,782)

	10,111	10,005

As of December 31, 2018, included in the net balance of the Group’s accounts receivable are debtors with aggregate carrying amount of RMB2,503 which are past due as of the reporting date.

Aging analysis of accounts receivable that are not impaired as of December 31, 2017 is as follows:

December 31, 2017
RMB
Not past due	19,623

Less than 1 month past due	1,518
1 to 3 months past due	955

Amounts past due	2,473

22,096

The following table summarizes the changes in allowance for doubtful debts in 2016 and 2017:

	Year ended December 31,
	2016	2017
	RMB	RMB
At beginning of year	2,935	3,402
Impairment losses for doubtful debts	2,203	1,962
Accounts receivable written off	(1,736)	(1,522)

At end of year	3,402	3,842

Details of impairment assessment of accounts receivable for the year ended December 31, 2018 are set out in note 34.